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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check Here if Amendment |_|; Amendment Number: _____

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
         Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:


/s/ Jeffrey D. McCord                 Vancouver, British Columbia   May 15, 2007
-----------------------------------   ---------------------------   ------------
            [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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|_|  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $310,413 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

1.    028-12401              Vertex Fund
2.    028-12398              Rocky Mountain Investments Ltd.
3.    028-12399              Simkor Investments Ltd.
4.    028-12406              589321 BC Ltd.
5.    028-12408              Jeffrey McCord
6.    028-12407              John Thiessen
7.    028-12403              Matthew Wood

[Repeat as necessary.]

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

                                                                                                          VOTING AUTHORITY
                             TITLE OF             VALUE              SH/ PUT/ INVESTMENT     OTHER     ---------------------
NAME OF ISSUER                 CLASS    CUSIP   X($1,000) PRN AMOUNT PRN CALL DISCRETION    MANAGERS      SOLE   SHARED NONE
---------------------------- -------- --------- --------- ---------- --- ---- ---------- ------------- --------- ------ ----
Allied Cap Corp New             COM   01903Q108      720     25,000   SH         SOLE     2,3,4,5,6,7    25,000
Altria Group Inc                COM   02209S103   10,940    124,584   SH         SOLE    1,2,3,4,5,6,7  124,584
American Home Mtg Invt Corp     COM   02660R107      971     36,000   SH         SOLE     2,3,4,5,6,7    36,000
Angiotech Pharmaceuticals In    COM   034918102      827    151,000   SH         SOLE     2,3,4,5,6,7   151,000
Assisted Living Concpt Nev N   CL A   04544X102    4,990    422,902   SH         SOLE    1,2,3,4,5,6,7  422,902
Avanir Pharmaceuticals       CL A NEW 05348P401      708    580,332   SH         SOLE     2,3,4,5,6,7   580,332
A S V Inc                       COM   001963107      763     50,000   SH         SOLE     2,3,4,5,6,7    50,000
BMB Munai Inc                   COM   09656A105      288     50,000   SH         SOLE    1,2,3,4,5,6,7   50,000
Brookfield Homes Corp           COM   112723101    1,445     45,000   SH         SOLE     2,3,4,5,6,7    45,000
Build A Bear Workshop           COM   120076104      604     22,000   SH         SOLE     2,3,4,5,6,7    22,000
Catalina Marketing Corp         COM   148867104    7,833    248,027   SH         SOLE    1,2,3,4,5,6,7  248,027
Cenveo Inc                      COM   15670S105   15,753    648,267   SH         SOLE    1,2,3,4,5,6,7  648,267
Corillian Corp                  COM   218725109      992    198,422   SH         SOLE    1,2,3,4,5,6,7  198,422
CTS Corp                        COM   126501105    3,870    280,000   SH         SOLE     2,3,4,5,6,7   280,000
Dollar Gen Corp                 COM   256669102    3,147    148,816   SH         SOLE    1,2,3,4,5,6,7  148,816

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
Encore Wire Corp                COM   292562105    1,139     45,000   SH         SOLE     2,3,4,5,6,7    45,000
Fairfax Finl Hldgs Ltd        SUB VTG 303901102   11,571     49,680   SH         SOLE    1,2,3,4,5,6,7   49,680
Gencorp Inc                     COM   368682100    6,865    496,055   SH         SOLE    1,2,3,4,5,6,7  496,055
Goldman Sachs Group Inc         COM   38141G104    8,513     41,200   SH         SOLE    1,2,3,4,5,6,7   41,200
Harleysville Group Inc          COM   412824104    2,105     64,800   SH         SOLE     2,3,4,5,6,7    64,800
Harrah's Entmt Inc              COM   413619107   11,731    138,911   SH         SOLE    1,2,3,4,5,6,7  138,911
Home Solutions Amer Inc         COM   437355100      712    150,000   SH         SOLE     2,3,4,5,6,7   150,000
Hub International Ltd           COM   44332P101   16,540    396,844   SH         SOLE    1,2,3,4,5,6,7  396,844
IPC Hldgs Ltd                   ORD   G4933P101    4,198    145,000   SH         SOLE     2,3,4,5,6,7   145,000
iShares Silver Trust          ISHARES 46428Q109   33,248    249,011   SH         SOLE    1,2,3,4,5,6,7  249,011
Kemet Corp                      COM   488360108    2,326    304,000   SH         SOLE     2,3,4,5,6,7   304,000
Kinder Morgan Inc Kans          COM   49455P101    3,170     29,781   SH         SOLE    1,2,3,4,5,6,7   29,781
La Z Boy Inc                    COM   505336107      464     37,500   SH         SOLE     2,3,4,5,6,7    37,500
Level 3 Communications Inc      COM   52729N100     1830    300,000   SH         SOLE     2,3,4,5,6,7   300,000
Longview Fibre Co               COM   543213102    6,110    248,061   SH         SOLE    1,2,3,4,5,6,7  248,061
Mattel Inc                      COM   577081102    7,466    270,800   SH         SOLE     2,3,4,5,6,7   270,800
Merck & Co Inc                  COM   589331107    3,759     85,100   SH         SOLE     2,3,4,5,6,7    85,100
NASDAQ Stock Market Inc         COM   631103108   15,336    521,440   SH         SOLE    1,2,3,4,5,6,7  521,440

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
Novastar Finl Inc               COM   669947400    1,668    333,500   SH         SOLE     2,3,4,5,6,7   333,500
Novelis Inc                     COM   67000X106   15,319    347,292   SH         SOLE    1,2,3,4,5,6,7  347,292
Nutri Sys Inc New               COM   67069D108      786     15,000   SH         SOLE     2,3,4,5,6,7    15,000
NYSE Group Inc                  COM   62949W103   32,657    348,346   SH         SOLE    1,2,3,4,5,6,7  348,346
Odyssey Re Hldgs Corp           COM   67612W108    2,938     74,750   SH         SOLE     2,3,4,5,6,7    74,750
Overstock Com Inc Del           COM   690370101    1,720    103,600   SH         SOLE     2,3,4,5,6,7   103,600
Partnerre Ltd                   COM   G6852T105    7,916    115,500   SH         SOLE     2,3,4,5,6,7   115,500
Pfizer Inc                      COM   717081103      884     35,000   SH         SOLE     2,3,4,5,6,7    35,000
Pioneer Cos Inc               COM NEW 723643300    9,598    347,238   SH         SOLE    1,2,3,4,5,6,7  347,238
PW Eagle Inc                    COM   69366Y108      610     18,466   SH         SOLE    1,2,3,4,5,6,7   18,466
PW Eagle Inc                    COM   69366Y108    1,322     40,000   SH         SOLE     2,3,4,5,6,7    40,000
Stewart WP & Co Ltd             COM   G84922106    1,533    152,200   SH         SOLE     2,3,4,5,6,7   152,200
Swift Transn Co                 COM   870756103    9,275    297,662   SH         SOLE    1,2,3,4,5,6,7  297,662
Syntax-Brillian Corp.           COM   87163L103      840    100,000   SH         SOLE     2,3,4,5,6,7   100,000
True Religion Apparel Inc       COM   89784N104      651     40,000   SH         SOLE     2,3,4,5,6,7    40,000
TXU Corp                        COM   873168108    6,359     99,211   SH         SOLE    1,2,3,4,5,6,7   99,211
Tyco Int Ltd New                COM   902124106    9,419    298,543   SH         SOLE    1,2,3,4,5,6,7  298,543
Uranerz Energy Corporation      COM   91688T104    1,072    200,000   SH         SOLE    1,2,3,4,5,6,7  200,000

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
USI Hldgs Corp                  COM   90333H101    6,687    396,875   SH         SOLE    1,2,3,4,5,6,7  396,875
Vishay Intertechnology Inc      COM   928298108    1,258     90,000   SH         SOLE     2,3,4,5,6,7    90,000
Winston Hotels Inc              COM   97563A102    2,982    198,422   SH         SOLE    1,2,3,4,5,6,7  198,422
XL Cap Ltd                     CL A   G98255105    2,588     37,000   SH         SOLE     2,3,4,5,6,7    37,000
Zoltek Cos Inc                  COM   98975W104    1,397     40,000   SH         SOLE     2,3,4,5,6,7    40,000